Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For The Six Months Ended June 30,
	2024	2023
Current	$(307,348)	$(254,549)
Deferred	3,703,105	(5,486,218)
Total	$3,395,757	$(5,740,767)
The provision for income taxes consisted of the following:
	For The Year Ended December 31,
	2023	2022	2021
Current	$(394,138)	$(11,406,062)	$(1,535,193)
Deferred	2,578,177	7,061,293	129,034
Total	$2,184,039	$(4,344,769)	$(1,406,159)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For The Six Months Ended June 30,
	2024	2023
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	(1)%	1%
Tax effect of non-deductible expenses	0%	0%
Changes in valuation allowance	0%	0%
Effective tax rate	24%	26%
The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For The Year Ended December 31,
	2023	2022	2021
Statutory income tax rate	25%	25%	25%
Tax effect of different tax rates in other jurisdictions	-2%	2%	3%
Tax effect of non-deductible expenses	0%	1%	-%
Changes in valuation allowance	0%	-%	-%
Effective tax rate	23%	28%	28%

Schedule of Cumulative Net Operating Losses Carried Forward	The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:
	For The Six Months Ended June 30,
	2024	2023
PRC Region	$28,757	$-
HK Region	2,569	1,934
Singapore Region	6,440	6,444
Total cumulative net operating loss carry-forward	$37,766	$8,378

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:
	For The Year Ended December 31,
	2023	2022	2021
PRC Region	$2,666,264	$1,262,629	$508,737
HK Region	1,908	-	-
Singapore Region	6,440	6,444	3,385
Total cumulative net operating loss carry-forward	$2,674,612	$1,269,073	$512,122

Schedule of Net Deferred Tax Assets	Components of the Company’s net deferred tax assets are set forth below:
	June 30,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forwards	$8,476	$1,121
Allowance for credit losses	2,152,715	2,142,711
Provision of advances to suppliers	8,699,189	5,012,179
Lease liability	-	-
Total of deferred tax assets	$10,860,380	$7,156,011
Less: valuation allowance	(1,286)	-
Net deferred tax assets	$10,859,094	$7,156,011

Defer tax liabilities:	-	-
Right-of-use assets	$-	$-
Total deferred tax liabilities	-	-
Deferred tax assets, net	$10,859,094	$7,156,011

Components of the Company’s net deferred tax assets are set forth below:
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry-forwards	$469,409	$305,492
Allowance for credit losses	2,142,711	6,867,322
Provision of advances to suppliers	7,151,376	-
Lease liability	38,333	-
Total of deferred tax assets	$9,801,829	$7,172,814
Less: valuation allowance	-	-
Net deferred tax assets	$9,801,829	$7,172,814

Defer tax liabilities:
Right-of-use assets	$(67,562)	$-
Total deferred tax liabilities	(67,562)	-
Deferred tax assets, net	$9,734,267	$7,172,814

Schedule of Unrecognized Tax Positions	The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:
	June 30,	December 31,
	2024	2023
Gross beginning balance	6,961,166	6,567,028
Gross increase to tax positions in the current period	307,348	394,138
Gross ending balance	7,268,514	6,961,166
The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:
	As of December 31,
	2023	2022	2021
Gross beginning balance	$6,567,028	$2,960,155	$1,638,673
Gross increase to tax positions in the current period	394,138	3,606,873	1,321,482
Gross ending balance	$6,961,166	$6,567,028	$2,960,155